ORDINARY SHARE AND SHARE INCENTIVE PLANS - Stock Option Activity (Details) - 2017 Equity Incentive Plan - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Number of shares outstanding
Options Outstanding at the beginning of the period (in shares)	314	322
Options forfeited or expired (in shares)	(7)	(8)
Options Outstanding at the end of the period (in shares)	307	314
Weighted average exercise price
Options Outstanding at the beginning of the period (in dollars per share)	$ 4.39	$ 4.39
Options forfeited or expired (in dollars per share)	4.33	4.40
Options Outstanding at the end of the period (in dollars per share)	$ 4.39	$ 4.39